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September 6, 2016	Edward Baer T +1 415 315 6328 F +1 415 315 4885 edward.baer@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Attention: James E. O’Connor

Re: Stone	Ridge Trust IV (the “Trust”) (File Nos. 333-207251 and 811-23105)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 1 to the Trust’s Registration Statement (File No. 333-207251) on Form N-2 pursuant to the Securities Act of 1933, as amended, and Amendment No. 1 to the Trust’s Registration Statement (File No. 811-23105) pursuant to the Investment Company Act of 1940, as amended, on behalf of Stone Ridge Trust IV, a Delaware statutory trust.

This pre-effective amendment is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes. This filing has been marked to indicate changes made from the initial filing of the Trust’s Registration Statement on October 20, 2015. Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by further amendment(s).

No fees are required in connection with this filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (415) 315-6328.

Very truly yours,

/s/ Edward Baer

Edward Baer

cc: Lauren Macioce

James Rothwell